IMPAIRMENT OF LONG-LIVED ASSETS - General (Details) - BRL (R$) R$ in Thousands	1 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
RECOVERABLE VALUE OF LONG-TERM ASSETS
Impairment Loss recognized	R$ 7,882,628	R$ 7,882,628	R$ 7,679,144
Lease term		20 years
Onerous contracts provision, reversal		R$ 86,025	R$ 190,994	R$ 2,011,475
Minimum
RECOVERABLE VALUE OF LONG-TERM ASSETS
Discount rate (as a percent)	8.08%	8.08%
Maximum
RECOVERABLE VALUE OF LONG-TERM ASSETS
Discount rate (as a percent)	11.95%	11.95%
UTN Angra 3
RECOVERABLE VALUE OF LONG-TERM ASSETS
Discount rate (as a percent)	6.79%	6.79%	6.52%
UTN Angra 3 | Scenario (5%) Discount rate
RECOVERABLE VALUE OF LONG-TERM ASSETS
Percentage of decrease in impairment due to increase in tariff rate	37.00%	37.00%
Percentage of increase in impairment due to reduction in tariff rate	37.00%	37.00%
UTN Angra 3 | Scenario (10%) Discount rate
RECOVERABLE VALUE OF LONG-TERM ASSETS
Percentage of decrease in impairment due to increase in tariff rate	75.00%	75.00%
Percentage of increase in impairment due to reduction in tariff rate	75.00%	75.00%
UTE Candiota
RECOVERABLE VALUE OF LONG-TERM ASSETS
Discount rate (as a percent)	6.11%	6.11%	4.40%
Impairment Loss recognized	R$ 611,416	R$ 611,416
UTE Camacari
RECOVERABLE VALUE OF LONG-TERM ASSETS
Lease term	15 years
Revenue from finance lease		R$ 50,675
Generation (except Angra 3)
RECOVERABLE VALUE OF LONG-TERM ASSETS
Discount rate (as a percent)	6.11%	6.11%	4.40%
Generation
RECOVERABLE VALUE OF LONG-TERM ASSETS
Discount rate (as a percent)	6.14%	6.14%	4.36%
Impairment Loss recognized	R$ 7,566,340	R$ 7,566,340	R$ 7,362,856	7,664,371	R$ 14,333,264
Generation | UTN Angra 3
RECOVERABLE VALUE OF LONG-TERM ASSETS
Impairment Loss recognized	R$ 4,508,764	R$ 4,508,764	R$ 4,508,764	R$ 4,046,642	R$ 9,900,353